Note 42 Impairment Or Reversal Of Impairment On Financial Assets Not Measured At Fair Value Through Profit Or Loss (Details) - EUR (€)		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Disclosure of Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss [Line Items]
Financial assets measured at cost impairment or reversal of impairment		€ (8,000,000)	€ 70,000,000
Impairment Financial Assets At Amortised Cost	[1]	1,587,000,000	3,502,000,000
Gain on recovery of loans and advances previously written off		(225,000,000)	(145,000,000)
Impairment loss on financial assets		€ 1,580,000,000	€ 3,572,000,000

[1]	(*) As of June 30, 2020 the amount includes mainly the negative impact of the update of the macroeconomic scenario following the COVID-19 pandemic (See Note 6.2).